Investments in associates	12 Months Ended
Dec. 31, 2019
Investments in associates [Abstract]
Investments in associates

15.	Investments in associates

(a)	Investments in associates as of December 31, 2018 and December 31, 2019 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2018	2019
BNP Paribas Cardif Life Insurance (*1),(*3)	Korea	September 30	14.99	14.99
Songrim Partners. (*1),(*4)	”	December 31	35.34	35.34
Daewontos Co., Ltd. (*7)	”	—	36.33	—
Neoplux Technology Valuation Investment Fund (*1)	”	September 30	33.33	33.33
Partners 4th Growth Investment Fund (*1)	”	”	25.00	25.00
KTB Newlake Global Healthcare PEF (*1)	”	”	30.00	30.00
JAEYANG INDUSTRY (*7)	”	—	25.90	—
Daekwang Semiconductor Co., Ltd. (*1),(*4)	”	September 30	20.94	20.94
Shinhan-Neoplux Energy Newbiz Fund (*1)	”	September 30	23.33	23.33
Shinhan-Albatross tech investment Fund	”	December 31	50.00	50.00
KCLAVIS Meister Fund No.17	”	”	26.09	26.09
Plutus-SG Private Equity Fund	”	”	26.67	26.67
SG ARGES Private Equity Fund No.1 (*7)	”	—	24.06	—
Eum Private Equity Fund No.3	”	December 31	20.76	20.76
KTB Confidence Private Placement	”	”	30.29	31.43
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	”	”	23.89	23.89
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund	”	”	20.16	20.16
VOGO Debt Strategy Qualified INV Private R/E INV TR 4	”	”	20.00	20.00
Platform Partners brick save Private Investment trust (*7)	”	—	98.77	—
Shinhan-Midas Donga Secondary Fund	”	December 31	50.00	50.00
ShinHan – Soo Young Entrepreneur Investment Fund No.1	”	”	24.00	24.00
Synergy-Shinhan Mezzanine New Technology Investment Fund	”	”	47.62	47.62
Shinhan Praxis K-Growth Global Private Equity Fund (*5)	”	”	18.87	18.87
Credian Healthcare Private Equity Fund II	”	”	34.07	34.07
Kiwoom Milestone Professional Private Real Estate Trust 19	”	”	50.00	50.00
AIP EURO Green Private Real Estate Trust No.3	”	”	21.28	21.28
Brain Professional Private Trust No.4 (*7)	”	—	27.50	—
Hanhwa US Equity Strategy Private Real Estate Fund No.1	”	December 31	44.84	44.84
Brain KS Qualified Privately Placed Fund No.6 (*7)	”	—	50.00	—
Shinhan Global Healthcare Fund 1 (*5)	”	December 31	4.41	4.41
JB Power TL Investment Type Private Placement Special Asset Fund 7	”	”	33.33	33.33
IBK AONE convertible 1	”	”	47.25	47.25
Rico synergy collabo Multi-Mezzanine 3 (*8)	Korea	December 31	50.03	50.03
KB NA Hickory Private Special Asset Fund	”	”	37.50	37.50
GB Professional Private Investment Trust 6 (*7)	”	—	94.51	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2	”	December 31	44.02	44.02
SHBNPP Private Korea Equity Long-Short Professional Feeder (*10)	”	—	21.52	—
Shinhan-Stonebridge Petro PEF (*5)	”	December 31	1.82	1.82
BNP Paribas Cardif General Insurance (*1),(*2)	”	September 30	10.00	10.00
Axis Global Growth New Technology Investment Association	”	December 31	31.85	31.85
Polaris No7 Start up and Venture Private Equity Fund	”	”	28.57	28.57
Hermes Private Investment Equity Fund	”	”	29.17	29.17
SHC ULMUS Fund No.1	”	”	29.41	29.41
Shinhan-Nvestor Liquidity Solution Fund	”	”	24.92	24.92
Shinhan AIM FoF Fund 1a	”	”	24.91	25.00
Daishin Heim Qualified Investor Private Investment Trust No.1808 (*7)	”	—	34.48	—
Heungkuk High Class Professional Trust Private Fund 37 (*7)	”	—	50.00	—
IGIS Global Credit Fund 150-1	”	December 31	25.11	25.00
GX Shinhan Intervest 1st Private Equity Fund	”	”	25.27	25.27
Soo Commerce Platform Growth Fund	”	”	24.62	24.62
Partner One Value up I Private Equity Fund	”	”	27.91	27.91
Genesis No.1 Private Equity Fund	”	”	22.80	22.80
GMB ICT New Technology Investment Fund	”	”	26.75	26.75
Korea Omega Project Fund III	”	”	23.53	23.53
Soo Delivery Platform Growth Fund	”	”	30.00	30.00
Genesis North America Power Company No.1 PEF	”	”	39.92	39.92
Hyungje art printing (*1),(*4)	”	”	31.54	31.54
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	”	”	23.33	23.33
Shinhan-Rhinos 1 Fund	”	”	—	22.48
Pacific Private Investment Trust No.20	”	”	—	21.74
Susung Mezzanine project P1 Private Investment Trust	”	”	—	41.18
Korea Finance Security (*1),(*9)	”	September 30	—	14.91
MIEL CO.,LTD (*4)	”	December 31	—	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	”	”	—	35.73
Lime Neptune Professional Private 6	”	”	—	50.00
PCC S/W 2nd Fund	”	”	—	29.56
E&Healthcare Investment Fund No.6 (*5)	”	”	—	20.37
One Shinhan Global Fund 1 (*5)	”	”	—	19.98
Kiwoom-Shinhan Innovation Fund I	Korea	December 31	—	50.00
Daishin-K&T New Technology Investment Fund	”	”	—	31.25
Midas Asset Global CRE Debt Private Fund No.6	”	”	—	20.05
Richmond Private Investment Trust No.82 (*6)	”	”	—	60.00
Tiger Alternative Real Estate Professional Private5	”	”	—	48.71
Samchully Midstream Private Placement Special Asset Fund 5-4	”	”	—	42.92
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3	”	”	—	20.00
AUCTUS FITRIN Corporate Recovery Private Equity Fund	”	”	—	21.43
NH-Amundi Global Infrastructure Trust 14	”	”	—	30.00
Pacific Private Real Estate Fund Investment Trust No.30	”	”	—	37.50
Jarvis Memorial Private Investment Trust 1 (*6)	”	”	—	99.01
Mastern Private Investment Trust 68 (*6)	”	”	—	53.76
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*8)	”	”	—	60.00
Milestone Private Real Estate Fund 3 (Derivative Type)	”	”	—	32.06
IGIS Private Real Estate Investment Trust 286 (2 class)	”	”	—	41.56
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)	”	”	—	31.31
Lime Pricing Private Equity Fund	”	”	—	25.85
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	”	”	—	21.27
DS Solid.II Hedge Fund	”	”	—	27.41
Hana Semiconductor New Technology Fund	”	”	—	24.30
J&Magnet Startup Venture Specialized Private Equity Fund (*1)	”	September 30	—	24.39
Cape IT Fund No.3	”	December 31	—	32.89
Vogo Realty Partners Private Real Estate Fund V	”	”	—	21.64
IL GU FARM CO.,LTD (*1)(*4)	—	”	—	28.47
Korea Credit Bureau (*1)(*9)	”	September 30	—	9.00
SBC PFV Co., Ltd (*11)	”	December 31	—	25.00
Sprott Global Renewable Private Equity Fund II	”	”	—	23.10
NH-amundi global infra private fund 16	”	”	—	50.00
IMM Global Private Equity Fund	”	”	—	31.85
HANA Alternative Estate Professional Private122 (*8)	”	”	—	75.19
Hanwha-Incus Plus New Technology Fund No.1	”	”	—	42.64
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]	”	”	—	45.96
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust (*8)	Korea	December 31	—	57.50
PSA EMP Private Equity Fund	”	”	—	28.99
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24 (*8)	”	”	—	52.28
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]	”	”	—	25.70
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]	”	”	—	25.42
BRAIN DO PROFESSIONALE PRIVATE No. 27	”	”	—	29.13
VISION US Muni US Local Debt Opportunities Professional Private1(S)	”	”	—	25.00

(*1)

The latest financial statements were used for the equity method since the financial statements as of December 31, 2019 were not available. Significant trades and events occurred within the period were properly reflected.

(*2)

The Group applies the equity method accounting as the Group has significant influence on the financial and operating policies of the investee through the ability to elect investees’ board members and representation in decision making bodies of the investee.

(*3)	The Group applies the equity method accounting as the Group has a significant influence on the investees through important business transactions.
(*4)

As a part of the rehabilitation process, the Group acquired shares through the conversion of equity investments, as the Group cannot exercise voting rights during the process, the Group has classified the shares as investments at fair value through profit or loss. The Group reclassified Securities at fair value through profit or loss to investments in associates as the reorganization procedures were completed and now the Group can normally exercise its voting rights to the investees.

(*5)	As a managing partner, the Group has a significant influence over the investees.
(*6)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*7)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*8)

Although the ownership interests were more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*9)

Although the ownership percentages were less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*10)	The investment in the associate is consolidated due to the additional acquisition of the shares from the year ended December 31, 2019.
(*11)	The rate of Group’s voting rights is 4.65%.

(b)	Changes in investments in associates for the years ended December 31, 2018 and 2019 were as follows:

	2018
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income (loss)	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	52,616	(2,043)	783	(1,540)	—	49,816
Daewontos Co., Ltd. (*1)		—	—	—	—	—	—
Songrim Partners. (*1)		48	—	(48)	—	—	—
Neoplux Technology Valuation Investment Fund		13,470	6,000	(242)	(490)	—	18,738
JAEYOUNG SOLUTEC CO., LTD.		3,849	(2,865)	(836)	(148)	—	—
Partners 4th Growth Investment Fund		13,390	2,597	625	—	—	16,612
JAEYANG INDUSTRY (*1)		—	—	—	—	—	—
KTB Newlake Global Healthcare PEF		2,653	7,470	(238)	—	—	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.		3,824	—	(490)	—	—	3,334
Shinhan-Neoplux Energy Newbiz Fund		1,400	2,800	(226)	—	—	3,974
Shinhan-Albatross Tech Investment Fund		2,672	6,000	(70)	306	—	8,908
Asia Pacific No.39 Ship Investment Co., Ltd.		4,682	(4,803)	121	—	—	—
KCLAVIS Meister Fund No.17		3,039	—	44	—	—	3,083
SG No.9 Corporate Recovery Private Equity Fund		3,963	(3,102)	566	—	—	1,427
Plutus-SG Private Equity Fund		4,251	(132)	133	—	—	4,252
SG ARGES Private Equity Fund No.1		6,422	(2,295)	214	—	—	4,341
OST Progress- 2 Fund		4,895	(4,895)	—	—	—	—
Eum Private Equity Fund No.3		4,925	(277)	241	—	—	4,889
Richmond Private Yong in Retail Facility Real Estate Fund No.1		8,101	(10,286)	2,185	—	—	—
KTB Confidence Private Placement		6,403	(389)	387	(1,099)	—	5,302
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		6,757	(1,518)	193	—	—	5,432
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,387	(305)	347	—	—	8,429
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		6,012	(6,035)	23	—	—	—
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4		1,638	3,060	133	—	—	4,831
Platform Partners Brick Save Private Investment Trust		8,069	(496)	547	—	—	8,120
Synergy-Shinhan Mezzanine New Technology Investment Fund		4,999	5,000	150	—	—	10,149
The Asia Pacific Capital Fund II L.P.		7,307	(3,004)	(656)	2,602	(5,849)	400
Shinhan Praxis K-Growth Global Private Equity Fund	~~W~~	18,954	(7,473)	5,046	—	—	16,527
Credian Healthcare Private Equity Fund II	~~W~~	3,813	—	740	—	—	4,553
Kiwoom Milestone Professional Private Real Estate Trust 19		10,408	(199)	210	—	—	10,419
AIP EURO GREEN PRIVATE REAL ESTATE TRUST No.3		20,460	(1,253)	1,337	—	—	20,544
Brain Professional Private Trust No.4		5,847	(1,274)	671	—	—	5,244
Hanhwa US Equity Strategy Private Real Estate Fund No.1		25,479	(2,000)	2,753	—	—	26,232
Brain KS Qualified Privately Placed Fund No.6		4,805	—	292	—	—	5,097
M360 CRE Income Fund		153,905	(171,215)	6,183	11,127	—	—
Shinhan Global Healthcare Fund 1		3,407	—	(122)	—	—	3,285
JB Power TL Investment Type Private Placement Special Asset Fund 7		18,690	(2,075)	869	—	—	17,484
IBK AONE convertible 1		5,122	—	784	—	—	5,906
Rico synergy collabo Multi-Mezzanine 3		5,026	—	264	—	—	5,290
KB NA Hickory Private Special Asset Fund		34,091	(1,560)	1,829	—	—	34,360
GB Professional Private Investment Trust 6		8,600	—	(12)	—	—	8,588
Koramco Europe Core Private Placement Real Estate Fund No.2-2		20,760	(2,357)	213	—	—	18,616
SHBNPP Private Korea Equity Long-Short Professional Feeder		4,861	9,412	97	—	—	14,370
Shinhan-Stonebridge Petro PEF		19,201	(1,133)	613	—	—	18,681
BNP Paribas Cardif General Insurance		4,429	—	(1,026)	20	—	3,423
Axis Global Growth New Technology Investment Association		4,953	—	(78)	—	—	4,875
Polaris No7 Start up and Venture Private Equity Fund		4,359	—	(21)	—	—	4,338
Hermes Private Investment Equity Fund		17,497	(5,158)	(5,274)	—	—	7,065
Shinhan AIM FoF Fund 1a		—	4,125	226	—	—	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808		—	9,786	340	—	—	10,126
Heungkuk High Class Professional Trust Private Fund 37		—	9,178	260	—	—	9,438
IGIS Global Credit Fund 150-1		—	8,529	367	—	—	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund		—	34,900	(3,069)	—	—	31,831
Soo Commerce Platform Growth Fund	~~W~~	—	6,500	(122)	—	—	6,378
Partner One Value up I Private Equity Fund	~~W~~	—	12,000	(61)	—	—	11,939
Genesis No.1 Private Equity Fund		—	46,068	(310)	—	—	45,758
GMB ICT New Technology Investment Fund		—	8,000	(66)	—	—	7,934
Soo Delivery Platform Growth Fund		—	9,000	(17)	—	—	8,983
Genesis North America Power Company No.1 PEF		—	21,592	(768)	—	—	20,824
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		—	6,300	(96)	—	—	6,204
Others (*2)		52,855	37,442	1,550	2	—	91,849

	~~W~~	631,294	17,617	17,488	10,780	(5,849)	671,330

(*1)	The Group has stopped recognizing its equity method income or loss due to the investees’ cumulative loss.
(*2)	Included disposal by account reclassification involving non-cash transactions

	2019
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income (loss)	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	49,816	(373)	(517)	3,660	—	52,586
Songrim Partners. (*1)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund		18,738	(1,661)	(693)	—	—	16,384
Partners 4th Growth Investment Fund		16,612	(1,219)	(476)	—	—	14,917
KTB Newlake Global Healthcare PEF		9,885	1,500	(105)	—	—	11,280
Daekwang Semiconductor Co., Ltd.		3,334	—	52	2	—	3,388
Shinhan-Neoplux Energy Newbiz Fund		3,974	4,200	(294)	—	—	7,880
Shinhan-Albatross tech investment Fund		8,908	—	132	(306)	—	8,734
KCLAVIS Meister Fund No.17		3,083	(1,801)	(84)	—	—	1,198
Plutus-SG Private Equity Fund		4,252	(132)	111	—	—	4,231
SG ARGES Private Equity Fund No.1		4,341	(4,796)	455	—	—	—
Eum Private Equity Fund No.3		4,889	(2,476)	1,161	—	—	3,574
KTB Confidence Private Placement		5,302	(215)	980	—	—	6,067
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		5,432	(1,266)	90	—	—	4,256
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,429	242	245	—	—	8,916
VOGO Debt Strategy Qualified INV Private R/E INV TR 4		4,831	4,820	279	—	—	9,930
Platform Partners brick save Private Investment trust		8,120	(8,197)	77	—	—	—
Shinhan-Midas Donga Secondary Fund		2,061	1,750	(325)	—	—	3,486
ShinHan – Soo Young Entrepreneur Investment Fund No.1		2,554	1,968	27	—	—	4,549
Synergy-Shinhan Mezzanine New Technology Investment Fund		10,149	(6,492)	255	—	—	3,912
Shinhan Praxis K-Growth Global Private Equity Fund		16,527	(8,745)	2,520	—	—	10,302
Credian Healthcare Private Equity Fund II		4,553	(2,526)	350	—	—	2,377
Kiwoom Milestone Professional Private Real Estate Trust 19		10,419	(241)	229	—	—	10,407
AIP EURO Green Private Real Estate Trust No.3		20,544	(1,248)	1,588	—	—	20,884
Brain Professional Private Trust No.4		5,244	(5,175)	(69)	—	—	—
Hanhwa US Equity Strategy Private Real Estate Fund No.1	~~W~~	26,232	(1,866)	1,598	—	—	25,964
Brain KS Qualified Privately Placed Fund No.6	~~W~~	5,097	(5,041)	(56)	—	—	—
Shinhan Global Healthcare Fund 1		3,285	—	(76)	—	—	3,209
JB Power TL Investment Type Private Placement Special Asset Fund 7		17,484	(1,513)	829	—	—	16,800
IBK AONE convertible 1		5,906	—	171	—	—	6,077
Rico synergy collabo Multi-Mezzanine 3		5,290	(2,501)	428	—	—	3,217
KB NA Hickory Private Special Asset Fund		34,360	445	1,125	—	—	35,930
GB Professional Private Investment Trust 6		8,588	(8,588)	—	—	—	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2		18,616	(1,458)	2,404	—	—	19,562
SHBNPP Private Korea Equity Long-Short Professional Feeder		14,370	(14,325)	(45)	—	—	—
Shinhan-Stonebridge Petro PEF		18,681	(19,589)	909	—	—	1
BNP Paribas Cardif General Insurance		3,423	—	(1,296)	(14)	—	2,113
Axis Global Growth New Technology Investment Association		4,875	(1,592)	(78)	—	—	3,205
Polaris No7 Start up and Venture Private Equity Fund		4,338	(2,300)	265	—	—	2,303
Hermes Private Investment Equity Fund		7,065	—	(689)	—	—	6,376
SHC ULMUS Fund No.1		2,890	—	259	—	—	3,149
Shinhan-Nvestor Liquidity Solution Fund		2,689	2,700	(524)	—	—	4,865
Shinhan AIM FoF Fund 1a		4,351	2,363	528	—	—	7,242
Daishin Heim Qualified Investor Private Investment Trust No.1808		10,126	(10,297)	171	—	—	—
Heungkuk High Class Professional Trust Private Fund 37		9,438	(9,505)	67	—	—	—
IGIS Global Credit Fund 150-1		8,896	781	41	—	—	9,718
GX Shinhan Intervest 1st Private Equity Fund		31,831	—	1,335	—	—	33,166
Soo Commerce Platform Growth Fund		6,378	—	(35)	—	—	6,343
Partner One Value up I Private Equity Fund		11,939	—	(48)	—	—	11,891
Genesis No.1 Private Equity Fund		45,758	404	4,988	—	—	51,150
GMB ICT New Technology Investment Fund		7,934	—	(80)	—	—	7,854
Korea Omega Project Fund III	~~W~~	1,992	—	1,024	—	—	3,016
Soo Delivery Platform Growth Fund	~~W~~	8,983	(171)	110	—	—	8,922
Genesis North America Power Company No.1 PEF		20,824	(4,035)	1,486	—	—	18,275
Hyungje art printing (*1)		—	—	—	—	—	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		6,204	14,147	361	—	—	20,712
Shinhan-Rhinos 1 Fund		—	3,000	29	—	—	3,029
Pacific Private Investment Trust No.20		—	3,819	257	—	—	4,076
Susung Mezzanine project P1 Private Investment Trust		—	4,000	1,128	—	—	5,128
Korea Finance Security (*2)		—	3,448	(213)	—	—	3,235
MIEL CO.,LTD (*3)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		—	31,136	444	—	—	31,580
Lime Neptune Professional Private 6		—	5,000	63	—	—	5,063
PCC S/W 2nd Fund		—	3,000	1	—	—	3,001
E&Healthcare Investment Fund No.6		—	7,030	746	—	—	7,776
One Shinhan Global Fund 1		—	4,520	(79)	—	—	4,441
Kiwoom-Shinhan Innovation Fund I		—	7,500	(216)	—	—	7,284
Daishin-K&T New Technology Investment Fund		—	7,000	57	—	—	7,057
Midas Asset Global CRE Debt Private Fund No.6		—	23,194	537	—	—	23,731
Richmond Private Investment Trust No.82		—	14,569	551	—	—	15,120
Tiger Alternative Real Estate Professional Private5		—	19,876	(56)	—	—	19,820
Samchully Midstream Private Placement Special Asset Fund 5-4		—	29,436	1,306	—	—	30,742
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		—	52,048	1,783	—	—	53,831
AUCTUS FITRIN Corporate Recovery Private Equity Fund		—	14,250	108	—	—	14,358
NH-Amundi Global Infrastructure Trust 14		—	17,769	728	—	—	18,497
Pacific Private Real Estate Fund Investment Trust No.30		—	14,236	580	—	—	14,816
Jarvis Memorial Private Investment Trust 1	~~W~~	—	9,888	278	—	—	10,166
Mastern Private Investment Trust 68	~~W~~	—	9,764	235	—	—	9,999
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		—	4,434	(37)	—	—	4,397
Milestone Private Real Estate Fund 3 (Derivative Type)		—	17,016	170	—	—	17,186
IGIS Private Real Estate Investment Trust 286 (2 class)		—	10,100	(332)	—	—	9,768
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)		—	9,018	(104)	—	—	8,914
Lime Pricing Private Equity Fund		—	8,400	(100)	—	—	8,300
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		—	39,376	2,615	—	—	41,991
DS Solid.II Hedge Fund		—	4,300	(177)	—	—	4,123
Hana Semiconductor New Technology Fund		—	13,000	(144)	—	—	12,856
J&Magnet Startup Venture Specialized Private Equity Fund		—	6,000	(21)	—	—	5,979
Cape IT Fund No.3		—	10,000	(33)	—	—	9,967
Vogo Realty Partners Private Real Estate Fund V		—	10,611	(235)	—	—	10,376
IL GU FARM CO.,LTD		—	—	—	—	—	—
Korea Credit Bureau (*2)		—	4,500	2,312	—	—	6,812
SBC PFV Co., Ltd		—	20,000	—	—	—	20,000
Sprott Global Renewable Private Equity Fund II		—	20,131	(1,115)	—	—	19,016
NH-amundi global infra private fund 16		—	49,530	(1,372)	—	—	48,158
IMM Global Private Equity Fund		—	28,945	(20)	—	—	28,925
HANA Alternative Estate Professional Private122		—	28,487	(2,282)	—	—	26,205
Hanwha-Incus Plus New Technology Fund No.1		—	5,500	(1)	—	—	5,499
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		—	51,293	—	—	—	51,293
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		—	146,045	4,272	—	—	150,317
PSA EMP Private Equity Fund	~~W~~	—	10,000	(73)	—	—	9,927
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24	~~W~~	—	28,314	1,149	—	—	29,463
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		—	5,727	—	—	—	5,727
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		—	5,729	—	—	—	5,729
BRAIN DO PROFESSIONALE PRIVATE No. 27		—	3,000	65	—	—	3,065
VISION US Muni US Local Debt Opportunities Professional Private1(S)		—	9,500	369	—	—	9,869
Others		81,490	(14,513)	18,954	—	—	85,931

	~~W~~	671,330	724,902	53,287	3,342	—	1,452,861

(*1)	The Group has stopped recognizing its equity method income or loss due to the investees’ cumulative loss.
(*2)	Classified as investments in associates without cash transactions.
(*3)	No gains or losses from the equity method investees have been recognized after the acquisition of a debt-to-equity swap in 2019.

(c)	The statement of financial information as of and for the year ended December 31, 2018 and 2019 were as follows:

	2018
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,995,746	3,662,567	53,756	5,191	(10,268)	(5,077)
Neoplux Technology Valuation Investment Fund		57,018	804	390	(724)	(1,969)	(2,693)
Partners 4th Growth Investment Fund		67,403	954	4,424	3,025	—	3,025
KTB Newlake Global Healthcare PEF		32,508	123	69	(793)	—	(793)
DAEKWANG SEMICONDUCTOR CO., LTD.		25,459	9,537	15,794	(2,341)	—	(2,341)
Shinhan-Neoplux Energy Newbiz Fund		17,347	315	19	(968)	—	(968)
Shinhan-Albatross Tech Investment Fund		18,009	182	299	(435)	917	482
KCLAVIS Meister Fund No.17		11,866	47	398	167	—	167
SG No.9 Corporate Recovery Private Equity Fund		5,566	181	—	2,136	—	2,136
Plutus-SG Private Equity Fund		16,012	69	778	499	—	499
SG ARGES Private Equity Fund No.1		18,085	46	—	888	—	888
Eum Private Equity Fund No.3		23,552	5	1,667	1,311	—	1,311
KTB Confidence Private Placement		38,559	21,054	506	256	(3,629)	(3,373)
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		22,739	1	1,451	62	—	62
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,809	2	3,027	1,044	—	1,044
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4		24,174	15	3,046	1,165	—	1,165
Platform Partners brick save Private Investment trust		8,286	64	809	763	—	763
Synergy-Shinhan Mezzanine New Technology Investment Fund		21,312	—	553	331	—	331
The Asia Pacific Capital Fund II L.P.		1,674	86	1	(25,828)	—	(25,828)
Shinhan Praxis K-Growth Global Private Equity Fund		87,897	307	31,059	26,381	—	26,381
Credian Healthcare Private Equity Fund II		13,408	47	2,364	2,171	—	2,171
Kiwoom Milestone Professional Private Real Estate Trust 19		57,678	36,839	3,383	422	—	422
AIP EURO GREEN PRIVATE REAL ESTATE TRUST No.3		96,624	86	18,700	6,287	—	6,287
Brain Professional Private Trust No.4		19,113	46	4,306	2,435	—	2,435
Hanhwa US Equity Strategy Private Real Estate Fund No.1		58,575	77	10,098	6,139	—	6,139
Brain KS Qualified Privately Placed Fund No.6		10,089	—	812	477	—	477
Shinhan Global Healthcare Fund 1	~~W~~	74,409	—	4	(2,757)	—	(2,757)
JB Power TL Investment Type Private Placement Special Asset Fund 7		52,627	174	9,878	2,607	—	2,607
IBK AONE Convertible 1		12,807	307	2,042	1,660	—	1,660
Rico Synergy Collabo Multi-Mezzanine 3		10,736	161	686	529	—	529
KB NA Hickory Private Special Asset Fund		91,694	67	9,601	4,877	—	4,877
GB Professional Private Investment Trust 6		9,088	1	1	(13)	—	(13)
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,491	2,202	6,470	878	—	878
SHBNPP Private Korea Equity Long-Short Professional Feeder		77,465	10,728	18,729	728	—	728
Shinhan-Stonebridge Petro PEF		1,025,884	807	36,968	33,616	—	33,616
BNP Paribas Cardif General Insurance		51,211	16,986	10,972	(10,264)	196	(10,068)
Axis Global Growth New Technology Investment Association		15,308	—	1	(245)	—	(245)
Polaris No7 Start up and Venture Private Equity Fund		15,193	10	—	(75)	—	(75)
Hermes Private Investment Equity Fund		24,233	8	6	(18,025)	—	(18,025)
Shinhan AIM FoF Fund 1a		17,478	11	3,004	342	—	342
Daishin Heim Qualified Investor Private Investment Trust No.1808		29,770	405	806	741	—	741
Heungkuk High Class Professional Trust Private Fund 37		20,523	1,646	1,045	1,005	—	1,005
IGIS Global Credit Fund 150-1		35,453	27	3,457	214	—	214
GX SHINHAN INTERVEST 1st Private Equity Fund		125,954	—	6	(12,146)	—	(12,146)
Soo Commerce Platform Growth Fund		25,905	3	—	(497)	—	(497)
Partner One Value up I Private Equity Fund		42,776	—	326	(224)	—	(224)
Genesis No.1 Private Equity Fund		201,103	434	—	(1,360)	—	(1,360)
GMB ICT New Technology Investment Fund		29,657	—	3	(242)	—	(242)
Soo Delivery Platform Growth Fund		29,946	2	—	(56)	—	(56)
Genesis North America Power Company No.1 PEF		52,393	223	1	(1,922)	—	(1,922)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		26,826	237	2	(411)	—	(411)

(*)	Excluded the associates’ financial information that are not subject to recognizing equity method income or loss or financial information is not available.

	2019
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,896,875	3,545,682	37,067	(3,919)	24,402	20,483
Neoplux Technology Valuation Investment Fund		49,890	738	3,953	(2,078)	—	(2,078)
Partners 4th Growth Investment Fund		60,775	1,106	14	(1,904)	—	(1,904)
KTB Newlake Global Healthcare PEF		37,187	151	387	(349)	—	(349)
Daekwang Semiconductor Co., Ltd.		23,507	7,328	1,248	248	9	257
Shinhan-Neoplux Energy Newbiz Fund		33,791	18	26	(1,259)	—	(1,259)
Shinhan-Albatross tech investment Fund		17,681	182	1,263	551	(917)	(366)
KCLAVIS Meister Fund No.17		4,689	96	425	(322)	—	(322)
Plutus-SG Private Equity Fund		16,006	138	700	419	—	419
Eum Private Equity Fund No.3		17,243	27	6,305	5,604	—	5,604
KTB Confidence Private Placement		19,369	64	7,328	3,122	—	3,122
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,821	1	1,280	377	—	377
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		44,228	2	3,445	1,217	—	1,217
VOGO Debt Strategy Qualified INV Private R/E INV TR 4		49,683	33	4,198	1,391	—	1,391
Shinhan-Midas Donga Secondary Fund		6,973	1	88	(651)	—	(651)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,963	9	1,656	113	—	113
Synergy-Shinhan Mezzanine New Technology Investment Fund		8,266	51	834	535	—	535
Shinhan Praxis K-Growth Global Private Equity Fund		54,786	185	27,588	13,361	—	13,361
Credian Healthcare Private Equity Fund II		7,001	24	1,542	1,031	—	1,031
Kiwoom Milestone Professional Private Real Estate Trust 19		59,559	38,744	3,100	470	—	470
AIP EURO Green Private Real Estate Trust No.3		98,221	86	18,362	7,462	—	7,462
Hanhwa US Equity Strategy Private Real Estate Fund No.1		59,652	1,750	14,838	3,742	—	3,742
Shinhan Global Healthcare Fund 1		73,388	701	5,480	(1,722)	—	(1,722)
JB Power TL Investment Type Private Placement Special Asset Fund 7		50,468	66	15,476	2,487	—	2,487
IBK AONE convertible 1		12,861	—	1,515	410	—	410
Rico synergy collabo Multi-Mezzanine 3		6,433	2	1,296	856	—	856
KB NA Hickory Private Special Asset Fund		96,289	476	16,132	2,489	—	2,489
Koramco Europe Core Private Placement Real Estate Fund No.2-2		46,742	2,304	9,328	5,462	—	5,462
Shinhan-Stonebridge Petro PEF	~~W~~	1,388	1,350	52,928	49,878	—	49,878
BNP Paribas Cardif General Insurance		43,064	21,936	17,613	(12,962)	(136)	(13,098)
Axis Global Growth New Technology Investment Association		10,064	—	1	(244)	—	(244)
Polaris No7 Start up and Venture Private Equity Fund		8,113	52	1,037	928	—	928
Hermes Private Investment Equity Fund		21,954	95	45	(2,366)	—	(2,366)
SHC ULMUS Fund No.1		10,706	—	1,073	881	—	881
Shinhan-Nvestor Liquidity Solution Fund		19,524	—	209	(2,101)	—	(2,101)
Shinhan AIM FoF Fund 1a		28,987	20	5,556	2,111	—	2,111
IGIS Global Credit Fund 150-1		38,912	38	2,674	166	—	166
GX Shinhan Intervest 1st Private Equity Fund		131,237	—	6,689	5,283	—	5,283
Soo Commerce Platform Growth Fund		25,765	3	36	(140)	—	(140)
Partner One Value up I Private Equity Fund		42,602	—	457	(173)	—	(173)
Genesis No.1 Private Equity Fund		224,322	7	23,180	21,872	—	21,872
GMB ICT New Technology Investment Fund		29,359	—	2	(298)	—	(298)
Korea Omega Project Fund III		12,818	—	4,432	4,351	—	4,351
Soo Delivery Platform Growth Fund		29,743	3	675	367	—	367
Genesis North America Power Company No.1 PEF		46,041	281	4,323	3,756	—	3,756
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		89,450	687	4,262	1,546	—	1,546
Shinhan-Rhinos 1 Fund		13,474	—	143	129	—	129
Pacific Private Investment Trust No.20		18,764	15	1,247	1,187	—	1,187
Susung Mezzanine project P1 Private Investment Trust		10,023	351	22	(91)	—	(91)
Korea Finance Security		32,079	10,386	64,964	(1,297)	—	(1,297)
AIP Transportation Specialized Privately Placed Fund Trust #1		94,437	6,042	12,473	1,242	—	1,242
Lime Neptune Professional Private 6		10,166	41	460	125	—	125
PCC S/W 2nd Fund		10,154	—	151	4	—	4
E&Healthcare Investment Fund No.6		38,181	2	4,405	3,664	—	3,664
One Shinhan Global Fund 1		22,244	—	92	(406)	—	(406)
Kiwoom-Shinhan Innovation Fund I		14,719	151	13	(432)	—	(432)
Daishin-K&T New Technology Investment Fund		55,686	33,103	1,292	183	—	183
Midas Asset Global CRE Debt Private Fund No.6		118,438	70	3,907	2,677	—	2,677
Richmond Private Investment Trust No.82	~~W~~	50,079	24,879	1,155	919	—	919
Tiger Alternative Real Estate Professional Private5		40,792	103	1,628	(116)	—	(116)
Samchully Midstream Private Placement Special Asset Fund 5-4		71,680	55	14,423	3,015	—	3,015
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		269,203	48	8,854	8,289	—	8,289
AUCTUS FITRIN Corporate Recovery Private Equity Fund		67,222	218	1,187	449	—	449
NH-Amundi Global Infrastructure Trust 14		61,696	39	7,404	2,427	—	2,427
Pacific Private Real Estate Fund Investment Trust No.30		39,779	270	1,817	1,547	—	1,547
Jarvis Memorial Private Investment Trust 1		10,279	12	293	281	—	281
Mastern Private Investment Trust 68		18,600	2	533	437	—	437
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		7,336	7	214	(61)	—	(61)
Milestone Private Real Estate Fund 3 (Derivative Type)		53,610	3	603	532	—	532
IGIS Private Real Estate Investment Trust 286 (2 class)		75,372	51,870	2,838	(798)	—	(798)
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)		99,976	71,507	2,383	(331)	—	(331)
Lime Pricing Private Equity Fund		32,231	118	10	(388)	—	(388)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		197,536	119	12,963	12,296	—	12,296
DS Solid.II Hedge Fund		15,042	—	4	(605)	—	(605)
Hana Semiconductor New Technology Fund		52,905	—	73	(595)	—	(595)
J&Magnet Startup Venture Specialized Private Equity Fund		24,513	—	—	(87)	—	(87)
Cape IT Fund No.3		30,333	35	—	(101)	—	(101)
Vogo Realty Partners Private Real Estate Fund V		47,992	34	281	(1,084)	—	(1,084)
Korea Credit Bureau		95,764	20,075	66,314	10,604	—	10,604
SBC PFV Co., Ltd		120,000	40,000	—	—	—	—
Sprott Global Renewable Private Equity Fund II		82,721	3	1,416	(4,833)	—	(4,833)
NH-amundi global infra private fund 16	~~W~~	100,513	4,197	4,128	(2,744)	—	(2,744)
IMM Global Private Equity Fund		90,870	63	—	(63)	—	(63)
HANA Alternative Estate Professional Private122		34,897	45	1,561	(3,035)	—	(3,035)
Hanwha-Incus Plus New Technology Fund No.1		12,900	1	—	(1)	—	(1)
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		127,339	15,732	—	—	—	—
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		402,633	141,200	10,036	7,256	—	7,256
PSA EMP Private Equity Fund		34,535	285	1	(250)	—	(250)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		57,088	728	2,735	2,198	—	2,198
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		22,926	641	—	—	—	—
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		23,865	1,329	—	—	—	—
BRAIN DO PROFESSIONALE PRIVATE No. 27		10,305	10	58	(5)	—	(5)
VISION US Muni US Local Debt Opportunities Professional Private1(S)		39,175	80	1,440	1,088	—	1,088

(*)	Excluded the associates’ financial information that are not subject to recognizing equity method income or loss or financial information is not available.

(d)	Reconciliation of the financial information to the carrying values of its interests in the associates as of December 31, 2018 and 2019 are as follows:

	2018
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	333,179	14.99	49,952	(136)	—	49,816
Daewontos Co., Ltd. (*1)		(2,092)	36.33	(760)	—	760	—
Songrim Partners (*1)		(23)	35.34	(8)	—	8	—
Neoplux Technology Valuation Investment Fund		56,214	33.33	18,738	—	—	18,738
Partners 4th Growth Investment Fund		66,449	25.00	16,612	—	—	16,612
JAEYANG INDUSTRY(*2)		(2,571)	25.90	(666)	—	666	—
KTB Newlake Global Healthcare PEF (*2)		32,385	30.00	9,715	—	170	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.		15,922	20.94	3,334	—	—	3,334
Shinhan-Neoplux Energy Newbiz Fund		17,032	23.33	3,974	—	—	3,974
Shinhan-Albatross Tech Investment Fund		17,827	50.00	8,908	—	—	8,908
KCLAVIS Meister Fund No.17		11,819	26.09	3,083	—	—	3,083
SG No.9 Corporate Recovery Private Equity Fund		5,385	26.49	1,427	—	—	1,427
Plutus-SG Private Equity Fund		15,943	26.67	4,252	—	—	4,252
SG ARGES Private Equity Fund No.1		18,039	24.06	4,341	—	—	4,341
Eum Private Equity Fund No.3		23,547	20.76	4,889	—	—	4,889
KTB Confidence Private Placement		17,505	30.29	5,302	—	—	5,302
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		22,738	23.89	5,432	—	—	5,432
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,807	20.16	8,429	—	—	8,429
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4		24,159	20.00	4,831	—	—	4,831
Platform Partners brick save Private Investment trust		8,222	98.77	8,120	—	—	8,120
Synergy-Shinhan Mezzanine New Technology Investment Fund		21,312	47.62	10,149	—	—	10,149
The Asia Pacific Capital Fund II L.P.		1,588	25.18	400	—	—	400
Shinhan Praxis K-Growth Global Private Equity Fund		87,590	18.87	16,527	—	—	16,527
Credian Healthcare Private Equity Fund II		13,361	34.07	4,553	—	—	4,553
Kiwoom Milestone Professional Private Real Estate Trust 19		20,839	50.00	10,419	—	—	10,419
AIP EURO GREEN PRIVATE REAL ESTATE TRUST No.3		96,538	21.28	20,544	—	—	20,544
Brain Professional Private Trust No.4		19,067	27.50	5,244	—	—	5,244
Hanhwa US Equity Strategy Private Real Estate Fund No.1		58,498	44.84	26,232	—	—	26,232
Brain KS Qualified Privately Placed Fund No.6		10,089	50.00	5,097	—	—	5,097
Shinhan Global Healthcare Fund 1	~~W~~	74,409	4.41	3,285	—	—	3,285
JB Power TL Investment Type Private Placement Special Asset Fund 7	~~W~~	52,453	33.33	17,484	—	—	17,484
IBK AONE Convertible 1		12,500	47.25	5,906	—	—	5,906
Rico Synergy Collabo Multi-Mezzanine 3		10,575	50.03	5,290	—	—	5,290
KB NA Hickory Private Special Asset Fund		91,627	37.50	34,360	—	—	34,360
GB Professional Private Investment Trust 6		9,087	94.51	8,588	—	—	8,588
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,289	44.02	18,616	—	—	18,616
SHBNPP Private Korea Equity Long-Short Professional Feeder		66,737	21.52	14,370	—	—	14,370
Shinhan-Stonebridge Petro PEF		1,025,077	1.82	18,681	—	—	18,681
BNP Paribas Cardif General Insurance		34,225	10.00	3,423	—	—	3,423
Axis Global Growth New Technology Investment Association		15,308	31.85	4,875	—	—	4,875
Polaris No7 Start up and Venture Private Equity Fund		15,183	28.57	4,338	—	—	4,338
Hermes Private Investment Equity Fund		24,225	29.17	7,065	—	—	7,065
Shinhan AIM FoF Fund 1a		17,467	24.91	4,351	—	—	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808		29,365	34.48	10,126	—	—	10,126
Heungkuk High Class Professional Trust Private Fund 37		18,877	50.00	9,438	—	—	9,438
IGIS Global Credit Fund 150-1		35,426	25.11	8,896	—	—	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund		125,954	25.27	31,831	—	—	31,831
Soo Commerce Platform Growth Fund		25,902	24.62	6,378	—	—	6,378
Partner One Value up I Private Equity Fund		42,776	27.91	11,939	—	—	11,939
Genesis No.1 Private Equity Fund		200,669	22.80	45,758	—	—	45,758
GMB ICT New Technology Investment Fund		29,657	26.75	7,934	—	—	7,934
Soo Delivery Platform Growth Fund		29,944	30.00	8,983	—	—	8,983
Genesis North America Power Company No.1 PEF		52,170	39.92	20,824	—	—	20,824
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		26,589	23.33	6,204	—	—	6,204
Others		315,179	—	91,483	—	366	91,849

	~~W~~	3,476,038	—	669,496	(136)	1,970	671,330

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)

Other on this investee represents the cumulative losses as the Group has stopped the equity method, and its carrying value becomes zero due to the adjustment for the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

(*3)	Other represents the adjustments of fair value when acquired.

	2019
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	351,193	14.99	52,665	(79)	—	52,586
Songrim Partners. (*1)		(62)	35.34	(22)	—	22	—
Neoplux Technology Valuation Investment Fund		49,152	33.33	16,384	—	—	16,384
Partners 4th Growth Investment Fund		59,669	25.00	14,917	—	—	14,917
KTB Newlake Global Healthcare PEF (*2)		37,036	30.00	11,110	—	170	11,280
Daekwang Semiconductor Co., Ltd.		16,179	20.94	3,388	—	—	3,388
Shinhan-Neoplux Energy Newbiz Fund		33,773	23.33	7,880	—	—	7,880
Shinhan-Albatross tech investment Fund		17,499	50.00	8,734	—	—	8,734
KCLAVIS Meister Fund No.17		4,593	26.09	1,198	—	—	1,198
Plutus-SG Private Equity Fund		15,868	26.67	4,231	—	—	4,231
Eum Private Equity Fund No.3		17,216	20.76	3,574	—	—	3,574
KTB Confidence Private Placement		19,305	31.43	6,067	—	—	6,067
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,820	23.89	4,256	—	—	4,256
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		44,226	20.16	8,916	—	—	8,916
VOGO Debt Strategy Qualified INV Private R/E INV TR 4		49,650	20.00	9,930	—	—	9,930
Shinhan-Midas Donga Secondary Fund		6,972	50.00	3,486	—	—	3,486
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,954	24.00	4,549	—	—	4,549
Synergy-Shinhan Mezzanine New Technology Investment Fund		8,215	47.62	3,912	—	—	3,912
Shinhan Praxis K-Growth Global Private Equity Fund		54,601	18.87	10,302	—	—	10,302
Credian Healthcare Private Equity Fund II		6,977	34.07	2,377	—	—	2,377
Kiwoom Milestone Professional Private Real Estate Trust 19		20,816	50.00	10,407	—	—	10,407
AIP EURO Green Private Real Estate Trust No.3		98,135	21.28	20,884	—	—	20,884
Hanhwa US Equity Strategy Private Real Estate Fund No.1		57,901	44.84	25,964	—	—	25,964
Shinhan Global Healthcare Fund 1		72,687	4.41	3,209	—	—	3,209
JB Power TL Investment Type Private Placement Special Asset Fund 7		50,402	33.33	16,800	—	—	16,800
IBK AONE convertible 1		12,861	47.25	6,077	—	—	6,077
Rico synergy collabo Multi-Mezzanine 3		6,431	50.03	3,217	—	—	3,217
KB NA Hickory Private Special Asset Fund		95,813	37.50	35,930	—	—	35,930
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,438	44.02	19,562	—	—	19,562
Shinhan-Stonebridge Petro PEF	~~W~~	38	1.82	1	—	—	1
BNP Paribas Cardif General Insurance	~~W~~	21,128	10.00	2,113	—	—	2,113
Axis Global Growth New Technology Investment Association		10,064	31.85	3,205	—	—	3,205
Polaris No7 Start up and Venture Private Equity Fund		8,061	28.57	2,303	—	—	2,303
Hermes Private Investment Equity Fund		21,859	29.17	6,376	—	—	6,376
SHC ULMUS Fund No.1		10,706	29.41	3,149	—	—	3,149
Shinhan-Nvestor Liquidity Solution Fund		19,524	24.92	4,865	—	—	4,865
Shinhan AIM FoF Fund 1a		28,967	25.00	7,242	—	—	7,242
IGIS Global Credit Fund 150-1		38,874	25.00	9,718	—	—	9,718
GX Shinhan Intervest 1st Private Equity Fund		131,237	25.27	33,166	—	—	33,166
Soo Commerce Platform Growth Fund		25,762	24.62	6,343	—	—	6,343
Partner One Value up I Private Equity Fund		42,602	27.91	11,891	—	—	11,891
Genesis No.1 Private Equity Fund		224,315	22.80	51,150	—	—	51,150
GMB ICT New Technology Investment Fund		29,359	26.75	7,854	—	—	7,854
Korea Omega Project Fund III		12,818	23.53	3,016	—	—	3,016
Soo Delivery Platform Growth Fund		29,740	30.00	8,922	—	—	8,922
Genesis North America Power Company No.1 PEF		45,759	39.92	18,275	—	—	18,275
Hyungje art printing (*1)		(264)	31.54	(83)	—	83	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		88,763	23.33	20,712	—	—	20,712
Shinhan-Rhinos 1 Fund		13,474	22.48	3,029	—	—	3,029
Pacific Private Investment Trust No.20		18,749	21.74	4,076	—	—	4,076
Susung Mezzanine project P1 Private Investment Trust		9,672	41.18	5,128	—	—	5,128
Korea Finance Security		21,693	14.91	3,235	—	—	3,235
MIEL CO.,LTD (*1)		(119)	28.77	(34)	—	34	—
AIP Transportation Specialized Privately Placed Fund Trust #1		88,395	35.73	31,580	—	—	31,580
Lime Neptune Professional Private 6		10,125	50.00	5,063	—	—	5,063
PCC S/W 2nd Fund		10,154	29.56	3,001	—	—	3,001
E&Healthcare Investment Fund No.6		38,179	20.37	7,776	—	—	7,776
One Shinhan Global Fund 1		22,244	19.98	4,441	—	—	4,441
Kiwoom-Shinhan Innovation Fund I		14,568	50.00	7,284	—	—	7,284
Daishin-K&T New Technology Investment Fund		22,583	31.25	7,057	—	—	7,057
Midas Asset Global CRE Debt Private Fund No.6		118,368	20.05	23,731	—	—	23,731
Richmond Private Investment Trust No.82		25,200	60.00	15,120	—	—	15,120
Tiger Alternative Real Estate Professional Private5	~~W~~	40,689	48.71	19,820	—	—	19,820
Samchully Midstream Private Placement Special Asset Fund 5-4	~~W~~	71,625	42.92	30,742	—	—	30,742
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		269,155	20.00	53,831	—	—	53,831
AUCTUS FITRIN Corporate Recovery Private Equity Fund		67,004	21.43	14,358	—	—	14,358
NH-Amundi Global Infrastructure Trust 14		61,657	30.00	18,497	—	—	18,497
Pacific Private Real Estate Fund Investment Trust No.30		39,509	37.50	14,816	—	—	14,816
Jarvis Memorial Private Investment Trust 1		10,267	99.01	10,166	—	—	10,166
Mastern Private Investment Trust 68		18,598	53.76	9,999	—	—	9,999
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		7,329	60.00	4,397	—	—	4,397
Milestone Private Real Estate Fund 3 (Derivative Type)		53,608	32.06	17,186	—	—	17,186
IGIS Private Real Estate Investment Trust 286 (2 class)		23,502	41.56	9,768	—	—	9,768
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)		28,469	31.31	8,914	—	—	8,914
Lime Pricing Private Equity Fund		32,113	25.85	8,300	—	—	8,300
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		197,417	21.27	41,991	—	—	41,991
DS Solid.II Hedge Fund		15,042	27.41	4,123	—	—	4,123
Hana Semiconductor New Technology Fund		52,905	24.30	12,856	—	—	12,856
J&Magnet Startup Venture Specialized Private Equity Fund		24,513	24.39	5,979	—	—	5,979
Cape IT Fund No.3		30,298	32.89	9,967	—	—	9,967
Vogo Realty Partners Private Real Estate Fund V		47,958	21.64	10,376	—	—	10,376
IL GU FARM CO.,LTD (*1)		(316)	28.47	(90)	—	90	—
Korea Credit Bureau		75,689	9.00	6,812	—	—	6,812
SBC PFV Co., Ltd		80,000	25.00	20,000	—	—	20,000
Sprott Global Renewable Private Equity Fund II		82,718	23.10	19,016	—	—	19,016
NH-amundi global infra private fund 16		96,316	50.00	48,158	—	—	48,158
IMM Global Private Equity Fund		90,807	31.85	28,925	—	—	28,925
HANA Alternative Estate Professional Private122		34,853	75.19	26,205	—	—	26,205
Hanwha-Incus Plus New Technology Fund No.1		12,899	42.64	5,499	—	—	5,499
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]	~~W~~	111,607	45.96	51,293	—	—	51,293
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust	~~W~~	261,433	57.50	150,317	—	—	150,317
PSA EMP Private Equity Fund		34,250	28.99	9,927	—	—	9,927
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		56,360	52.28	29,463	—	—	29,463
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		22,285	25.70	5,727	—	—	5,727
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		22,536	25.42	5,729	—	—	5,729
BRAIN DO PROFESSIONALE PRIVATE No. 27		10,295	29.13	3,065	—	—	3,065
VISION US Muni US Local Debt Opportunities Professional Private1(S)		39,095	25.00	9,869	—	—	9,869
Other		337,794	—	85,931	—	—	85,931

	~~W~~	4,951,196	—	1,452,541	(79)	399	1,452,861

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)	Other represents the adjustments of fair value when acquired.
(*3)	Other represents the amount of preferred stock capital.

(e)	The unrecognized equity method losses as of and for the years ended December 31, 2018 and 2019 are as follows:

	2018
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Daewontos Co., Ltd. (*)	~~W~~	—	(760)
JAEYANG INDUSTRY (*)		—	(18)
Songlim Partners.		(8)	(8)
Hyungje art printing		(38)	(38)

	~~W~~(46)		(824)

	2019
Investees		Unrecognized equity method losses	Cumulative unrecognized equity method losses
Songrim Partners.	~~W~~	(14)	(22)
Hyungje art printing		(45)	(83)
MIEL CO.,LTD		(34)	(34)
IL GU FARM CO.,LTD		(90)	(90)

		~~W~~(183)	(229)

(*)	Since the Group has disposed the investees fully or partially, the investees were excluded from the investments in associates.